ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Schedule of Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares of ordinary share reserved	54,762,940	39,638,471
Exchangeable notes
Class of Stock [Line Items]
Total shares of ordinary share reserved	11,434,704	0
Redeemable convertible preferred shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	5,000,000	5,000,000
Ordinary share warrants
Class of Stock [Line Items]
Total shares of ordinary share reserved	2,372,858	2,076,014
Share options
Class of Stock [Line Items]
Total shares of ordinary share reserved	4,042,901	4,250,988
Options to restricted shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	19,948,408	20,046,080
RSUs
Class of Stock [Line Items]
Total shares of ordinary share reserved	3,009,918	3,034,203
Share-Based Payment Arrangement
Class of Stock [Line Items]
Total shares of ordinary share reserved	8,121,438	5,231,186
Employee Stock
Class of Stock [Line Items]
Total shares of ordinary share reserved	832,713	0